Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2021
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners	Net Contributions (Withdrawals) by Contract OwnersNet contributions (withdrawals) by contract owners for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the Period from April 1, 2021 to December 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$153,846	$15,430	$—	$—	$169,276
Policy loans	(337,646)	(17,884)	—	(3,494)	(359,024)
Policy loan repayments and interest	351,324	20,312	—	472	372,108
Surrenders, withdrawals and death benefits	(1,959,466)	(102,352)	—	(44,757)	(2,106,575)
Net transfers from/(to) other subaccounts or fixed rate option	(1,807,155)	(166,022)	—	(3,980)	(1,977,157)
Miscellaneous transactions	12,126	(43)	—	840	12,923
Administrative and other charges	(1,104,766)	(95,855)	—	(5,974)	(1,206,595)
	$(4,691,737)	$(346,414)	$—	$(56,893)	$(5,095,044)

For the period ended March 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$484,530	$29,346	$—	$—	$513,876
Policy loans	(127,753)	(5,255)	—	(1,807)	(134,815)
Policy loan repayments and interest	487,035	11,724	—	1,239	499,998
Surrenders, withdrawals and death benefits	(1,078,389)	(44,004)	—	(6,397)	(1,128,790)
Net transfers from/(to) other subaccounts or fixed rate option	(712,544)	(24,784)	—	—	(737,328)
Miscellaneous transactions	8,251	(2)	—	(24)	8,225
Administrative and other charges	(305,738)	(32,164)	—	(1,729)	(339,631)
	$(1,244,608)	$(65,139)	$—	$(8,718)	$(1,318,465)

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,398,741	$141,332	$—	$—	$2,540,073
Policy loans	(706,560)	(63,636)	—	(20,644)	(790,840)
Policy loan repayments and interest	1,959,278	100,982	—	85,056	2,145,316
Surrenders, withdrawals and death benefits	(3,851,774)	(251,017)	—	(364,891)	(4,467,682)
Net transfers from/(to) other subaccounts or fixed rate option	(1,075,919)	(69,890)	—	(114)	(1,145,923)
Miscellaneous transactions	39,603	2,995	—	6,333	48,931
Administrative and other charges	(1,478,509)	(154,349)	—	(7,847)	(1,640,705)
	$(2,715,140)	$(293,583)	$—	$(302,107)	$(3,310,830)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$2,088,543	$149,189	$—	$—	$2,237,732
Policy loans	(820,743)	(40,459)	—	(15,185)	(876,387)
Policy loan repayments and interest	1,428,976	74,420	—	72,781	1,576,177
Surrenders, withdrawals and death benefits	(3,855,790)	(219,934)	(186)	(283,235)	(4,359,145)
Net transfers from/(to) other subaccounts or fixed rate option	(1,091,672)	(61,549)	—	(14,520)	(1,167,741)
Miscellaneous transactions	(3,863)	(486)	—	(1,598)	(5,947)
Administrative and other charges	(1,619,926)	(166,492)	—	(9,887)	(1,796,305)
	$(3,874,475)	$(265,311)	$(186)	$(251,644)	$(4,391,616)